Capital and premiums - Changes in share capital (Details)					1 Months Ended	12 Months Ended
	Apr. 17, 2023 EUR (€)	Jul. 30, 2021 EUR (€) shares	Feb. 12, 2021 EUR (€) $ / shares shares	Feb. 12, 2021 USD ($) shares	Feb. 28, 2021 EUR (€)	Dec. 31, 2023 EUR (€) item shares	Dec. 31, 2022 EUR (€) item shares	Dec. 31, 2021 EUR (€) item shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 EUR (€)
Capital increase from offering						€ 5,541,000		€ 20,205,000
Share capital						€ 2,080,964.81	€ 47,660,000	€ 27,191,000
Shares issued in offering | shares						210,733,955	102,343,985	1,867,304
Bond conversions (in shares) | shares						350,334,130
Nominal value per share | € / shares									€ 0.002
Increase in share capital due to conversion						€ 7,843,000	€ 10,840,000	€ 10,940,000
Exchange rate										5.36	1.11		5.6386	1.0666		6.3101	1.1326
Costs incurred in relation to equity transactions						1,303,000		2,099,000
Increase in share capital due to exercise of warrants								742,000
Increase in share capital due to exercise of warrants and acquisition of free shares						2,146,000	8,000
Dividends distributed						0	0
Reduction of equity due to purchase of treasury shares	€ 20,428,000
Cash reserve related to the liquidity agreement						25,000	€ 38,000	72,000
Free share warrants
Issuance of new shares upon exercise of warrants and acquisition of free shares | shares							9,131,979
Warrants and acquisition
Increase in share capital due to exercise of warrants and acquisition of free shares							€ 1,831,000
Issuance of new shares upon exercise of warrants and acquisition of free shares | shares							22,960
Private placement
Capital increase from offering						€ 1,963,000
Share premium							€ 339,000
Bond conversions (in shares) | shares						103,717,811
Nominal value per share | € / shares									€ 0.01
Increase in share capital due to conversion						€ 1,037,000
Private placement | Free share warrants
Share premium						€ 16,000
Bond conversions (in shares) | shares						1,578,960
Private placement to NEGMA
Share premium		€ 2,629,000																€ (10,522,000)
Shares issued in offering | shares		4,950,000
Increase in share capital due to conversion		€ 990,000
Initial Public Offering
Costs incurred in relation to equity transactions					€ 2,099,000
ADS Offering
Proceeds from offering			€ 16,584,000	$ 20,100,000
Capital increase from offering			2,400,000
Share premium			€ 14,184,000
Shares issued in offering | shares			12,000,000	12,000,000
Net proceeds			€ 13,490,000	$ 16,350,000
Exchange rate | $ / shares			1.212
Convertible notes to NEGMA
Share premium							€ 7,798,000	€ 7,664,000
Bonds converted to new shares | item							396	376
Bond conversions (in shares) | shares							93,189,046	16,379,256
Nominal value per share | € / shares												€ 0.20			€ 0.20
Increase in share capital due to conversion							€ 18,638,000	€ 3,276,000
Convertible notes to Atlas
Share premium						€ 10,522,000
Bonds converted to new shares | item						250
Bond conversions (in shares) | shares						350,334,130
Increase in share capital due to exercise of warrants						€ 16,772,000
Capital
Capital increase from offering						1,963,000	20,469,000	3,390,000
Increase in share capital due to conversion						16,772,000	18,638,000	3,276,000
Increase in share capital due to exercise of warrants								373,000
Increase in share capital due to exercise of warrants and acquisition of free shares						849,000	€ 1,831,000
Issuance of new shares upon exercise of warrants and acquisition of free shares | shares							9,154,939
Additional paid-in capital
Capital increase from offering						3,577,000		16,814,000
Share premium							€ (9,621,000)	369,000
Increase in share capital due to conversion						(8,929,000)	(7,798,000)	7,664,000
Costs incurred in relation to equity transactions						1,303,000		2,099,000
Increase in share capital due to exercise of warrants								€ 369,000
Increase in share capital due to exercise of warrants and acquisition of free shares						1,297,000	(1,823,000)
Share premium upon exercise of warrants and acquisition of free shares							(1,823,000)
Additional paid-in capital | Private placement
Increase in share capital due to conversion						€ 926,000
Own shares
Treasury shares purchased at cost | shares						1,674,279
Reduction of equity due to purchase of treasury shares						€ 9,000
Cash reserve related to the liquidity agreement						€ 26,000	€ 38,000